Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable

10. Notes Payable

The Company financed certain land, equipment, and automobile purchases by entering into various debt agreements. Interest rates on these notes ranged from 0% to 8.39%. Aggregate maturities of notes payable are as follows:

Period ending September 30,	Amount
2017	$392
2018	288

Total	680
Less: current portion	(392)

Total notes payable, net current portion	$288

9. Notes Payable

The Company financed certain equipment and automobile purchases by entering into various debt agreements. Interest rates on these notes ranged from 0% to 4.75%. Aggregate maturities of notes payable are as follows:

Year ending December 31,
2016	$1,369
2017	281
2018	288
2019	—
2020	—

Total	1,938
Less: current portion	1,369

Notes payable, net of current portion	$569